Fair Value Measurements (Schedule of Transfers Between Fair Value Hierarchy Levels) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Obligations related to securities sold short [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Transfers out of level 1 to level 2, liabilities	$ 2,040	$ 0	$ 3,102	$ 0
Transfers out of Level 2 to Level 1, liabilities	906	1,856	1,965	910
Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Transfers out of level 1 to level 2, assets	498	0	1,008	0
Transfers out of Level 2 to Level 1, assets	627	3,584	629	3,586
Trading loans, securities and other [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Transfers out of level 1 to level 2, assets	1,874	0	4,054	0
Transfers out of Level 2 to Level 1, assets	$ 1,133	$ 1,660	$ 1,641	$ 1,972